Intangible assets, net (Summary of Group's Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Total of gross carrying amount	$ 725,180	$ 725,154
Less: accumulated amortization	(388,660)	(324,013)
Less: accumulated impairment	(2,805)	(2,841)
Intangible assets, net	333,715	398,300
Trademark
Intangible assets, net
Total of gross carrying amount	515,671	515,704
Less: accumulated amortization	(197,722)	(145,554)
Customer relationships
Intangible assets, net
Total of gross carrying amount	154,819	154,830
Less: accumulated amortization	(152,894)	(143,500)
Non-compete agreement
Intangible assets, net
Total of gross carrying amount	12,100	12,100
Less: accumulated amortization	(12,100)	(12,100)
Software
Intangible assets, net
Total of gross carrying amount	9,431	9,071
Less: accumulated amortization	(8,824)	(8,426)
Operating rights
Intangible assets, net
Total of gross carrying amount	6,530	6,641
Less: accumulated amortization	(6,430)	(6,539)
License
Intangible assets, net
Total of gross carrying amount	8,956	9,108
Less: accumulated amortization	(2,438)	(1,872)
Technology
Intangible assets, net
Total of gross carrying amount	14,491	14,513
Less: accumulated amortization	(6,801)	(4,834)
Domain names
Intangible assets, net
Total of gross carrying amount	1,778	1,782
Less: accumulated amortization	(914)	(791)
Others
Intangible assets, net
Total of gross carrying amount	1,404	1,405
Less: accumulated amortization	$ (537)	$ (397)